Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Profit or Loss and Other Comprehensive Income [Abstract]
Revenues from proprietary products	$ 100,916	$ 97,696	$ 90,784
Revenues from distribution	32,330	29,491	23,685
Total revenues	133,246	127,187	114,469
Cost of revenues from proprietary products	57,750	52,425	52,796
Cost of revenues from distribution	27,944	25,025	20,201
Total cost of revenues	85,694	77,450	72,997
Gross profit	47,552	49,737	41,472
Research and development expenses	13,609	13,059	9,747
Selling and marketing expenses	4,518	4,370	3,630
General and administrative expenses	10,139	9,194	8,525
Other expense	49	330	311
Operating income	19,237	22,784	19,259
Financial income	1,027	1,146	830
Income (expenses) in respect of securities measured at fair value, net	102	(5)	(178)
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(1,535)	(651)	602
Financial expense	(266)	(293)	(172)
Income before tax on income	18,565	22,981	20,341
Taxes on income	1,425	730	(1,955)
Net Income	17,140	22,251	22,296
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) from securities measured at fair value through other comprehensive income	(188)	143	51
Gain (loss) on cash flow hedges	876	92	(176)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(528)	(23)	70
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	64	(388)	340
Tax effect	19	(11)	(9)
Total comprehensive income	$ 17,383	$ 22,064	$ 22,572
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.39	$ 0.55	$ 0.55
Diluted net earnings per share (in Dollars per share)	$ 0.38	$ 0.55	$ 0.55